Consolidated Statements Of Shareholder's Equity - USD ($) shares in Millions, $ in Millions	SB/RH [Member] Other Capital [Member]	SB/RH [Member] Accumulated Deficit [Member]	SB/RH [Member] Accumulated Other Comprehensive Loss [Member]	SB/RH [Member] Total Shareholders' Equity [Member]	SB/RH [Member] Non-controlling Interest [Member]	SB/RH [Member]	Common Stock Outstanding [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balances at Sep. 30, 2015	$ 1,969.9	$ (246.7)	$ (200.1)	$ 1,523.1	$ 49.7	$ 1,572.8		$ 2.0	$ 1,458.5	$ (833.1)	$ (40.7)	$ 586.7	$ 1,001.4	$ 1,588.1
Balances, shares at Sep. 30, 2015								201.4
Net income (loss) from continuing operations		252.6		252.6	0.4	253.0				(59.1)		(59.1)	104.0	44.9
Income (loss) from discontinued operations, net of tax		99.3		99.3		99.3				(139.7)		(139.7)	60.9	(78.8)
Other comprehensive (loss) income, net of tax			(29.3)	(29.3)	(0.3)	(29.6)					262.0	262.0	56.0	318.0
Purchase of subsidiary stock									(34.6)		(0.4)	(35.0)	(19.5)	(54.5)
Exercise of stock options									4.4			4.4		4.4
Exercise of stock options, shares								0.6
Contribution from parent	5.6			5.6		5.6
Restricted stock issued and related tax withholdings	(9.1)			(9.1)		(9.1)			(24.1)			(24.1)	(4.6)	(28.7)
Restricted stock issued and related tax withholdings, shares							(1.2)
Share based compensation	34.5			34.5		34.5			42.9			42.9	21.4	64.3
Dividends paid by subsidiary to NCI		(97.1)		(97.1)		(97.1)							(40.5)	(40.5)
Balances at Sep. 30, 2016	2,000.9	8.1	(229.4)	1,779.6	49.8	1,829.4		$ 2.0	1,447.1	(1,031.9)	220.9	638.1	1,179.1	1,817.2
Balances, shares at Sep. 30, 2016								200.8
Net income (loss) from continuing operations		180.9		180.9	1.3	182.2				(90.6)		(90.6)	74.5	(16.1)
Income (loss) from discontinued operations, net of tax		119.0		119.0		119.0				196.6		196.6	92.7	289.3
Other comprehensive (loss) income, net of tax			19.8	19.8	(0.2)	19.6					92.1	92.1	28.0	120.1
Purchase of subsidiary stock									(113.2)		(4.0)	(117.2)	(136.0)	(253.2)
Exercise of stock options									6.5			6.5		6.5
Exercise of stock options, shares								0.7
Restricted stock issued and related tax withholdings	12.2			12.2		12.2			(30.4)			(30.4)	(10.4)	(40.8)
Restricted stock issued and related tax withholdings, shares							(0.9)
Purchase of NCI by subsidiary	29.6			29.6	(42.1)	(12.5)			13.9			13.9	(26.4)	(12.5)
Share based compensation	36.3			36.3		36.3			49.0			49.0	30.6	79.6
Dividends paid by subsidiary to NCI		(350.8)		(350.8)		(350.8)							(43.2)	(43.2)
Balances at Sep. 30, 2017	2,079.0	(42.8)	(209.6)	1,826.6	8.8	1,835.4		$ 2.0	1,372.9	(925.9)	309.0	758.0	1,188.9	$ 1,946.9
Balances, shares at Sep. 30, 2017								200.6						200.6
Net income (loss) from continuing operations		205.5		205.5	1.4	206.9				356.5		356.5	70.5	$ 427.0
Income (loss) from discontinued operations, net of tax		(24.0)		(24.0)		(24.0)				411.8		411.8	33.2	445.0
Other comprehensive (loss) income, net of tax			(26.1)	(26.1)	(0.3)	(26.4)					(9.4)	(9.4)	(2.8)	(12.2)
Sale and deconsolidation of HRG - Insurance Operations											(445.9)	(445.9)	(446.4)	(892.3)
Purchase of subsidiary stock									(117.3)		(5.7)	(123.0)	(165.0)	(288.0)
Exercise of stock options and warrants									20.7			20.7		20.7
Exercise of stock options and warrants, shares								2.6
Restricted stock issued and related tax withholdings	(5.0)			(5.0)		(5.0)			(6.7)			(6.7)	(2.7)	(9.4)
Share based compensation	(1.0)			(1.0)		(1.0)			3.7			3.7	(0.4)	3.3
Dividend paid to common shareholders										(22.5)		(22.5)		(22.5)
Dividends paid by subsidiary to NCI		(374.2)		(374.2)		(374.2)							(28.6)	(28.6)
Reverse stock split adjustment								$ (1.7)	1.7
Reverse stock split adjustment, shares								(170.4)
Spectrum Merger share exchange								$ 0.2	721.7		(83.8)	638.1	(638.4)	(0.3)
Spectrum Merger share exchange, shares								20.6
Balances at Sep. 30, 2018	$ 2,073.0	$ (235.5)	$ (235.7)	$ 1,601.8	$ 9.9	$ 1,611.7		$ 0.5	$ 1,996.7	$ (180.1)	$ (235.8)	$ 1,581.3	$ 8.3	$ 1,589.6
Balances, shares at Sep. 30, 2018								53.4						53.4